Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

14.Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2022			December 31, 2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Lease liabilities (note 22)	364.1	729.9	1,094.0	384.2	756.5	1,140.7
Payables related to cost of sales	—	814.3	814.3	—	580.9	580.9
Salaries and employee benefit liabilities	500.5	98.5	599.0	482.6	85.6	568.2
Amounts withheld and accrued taxes	455.8	30.7	486.5	453.9	23.8	477.7
Deferred gift card, hospitality and other revenue	37.8	392.0	429.8	35.4	318.5	353.9
Income taxes payable	347.0	14.0	361.0	163.8	11.2	175.0
Pension and post retirement liabilities (note 21)	132.9	12.8	145.7	237.4	16.5	253.9
Administrative and other(2)	946.6	338.3	1,284.9	1,150.9	284.2	1,435.1
	2,784.7	2,430.5	5,215.2	2,908.2	2,077.2	4,985.4

Current	1,528.4	1,553.3	3,081.7	1,538.7	1,177.2	2,715.9
Non-current	1,256.3	877.2	2,133.5	1,369.5	900.0	2,269.5
	2,784.7	2,430.5	5,215.2	2,908.2	2,077.2	4,985.4
(1)	Includes Life insurance and Run-off and Corporate and Other.
(2)	Principally comprised of accrued operating expenses, advances from customers and liabilities related to business acquisitions.